SUBSEQUENT EVENTS (Details) ₽ in Millions, $ in Millions	1 Months Ended				2 Months Ended	12 Months Ended
	Mar. 31, 2022 RUB (₽)	Mar. 31, 2022 USD ($)	Jan. 31, 2022 RUB (₽)	Jan. 31, 2022 USD ($)	Mar. 31, 2022 shares	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 USD ($) shares
Subsequent events
Proceeds from investments made for treasury purposes						₽ 6,163	$ 83.0
Business Unit Equity Awards
Subsequent events
Awards granted (in shares)						200,000	200,000
Subsequent event
Subsequent events
Proceeds from investments made for treasury purposes	₽ 5,514	$ 54.6	₽ 5,514	$ 54.6
Subsequent event | 2016 Plan | Business Unit Equity Awards
Subsequent events
Awards granted (in shares)					399,408
Subsequent event | 2016 Plan | Synthetic Options
Subsequent events
Awards granted (in shares)					182,720
Subsequent event | 2016 Plan | Common Class A | Maximum | Employees
Subsequent events
Awards granted (in shares)					1,213,261